SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Software Subscription Revenues [Member]
Beginning balance	$ 308	$ 76	$ 9
Less amounts recognized during the period	(429)	(271)	(70)
New deposits during the period	750	503	137
Total customer deposits	629	308	76
Customer Deposits [Member]
Beginning balance	3,084	1,103	2,542
Less amounts recognized during the period	(17,071)	(28,670)	(30,010)
New deposits during the period	15,408	30,651	28,571
Total customer deposits	$ 1,421	$ 3,084	$ 1,103